Disposal of Subsidiaries (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Disposal of Subsidiaries [Abstract]
Gain on disposal of a subsidiary	$ 771,237
Estimated collectability	30,000,000
Allowance of credit loss	$ 10,300,000	$ 19,700,000